Schedule of funding available from operations and other sources (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Accounts payable	$ 12,772,375	$ 10,403,665	$ 12,455,215
Accrued liabilities	3,756,758	5,722,470	4,689,131
Players liability account	47,455	331,528	388,587
Promissory notes payable	771,762	821,948	3,818,920
Convertible debt	2,267,367	914,427
Accrued liabilities	26,808,217	41,897,303	53,152,185
Lease obligation	388,834	587,551	$ 572,148
Long-term debt	4,983,236	9,037,068
Less than 1 year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	12,772,375
Accrued liabilities	3,756,758
Players liability account	47,455	331,528
Promissory notes payable	771,762	821,948
Convertible debt	2,267,367	914,428
Accounts payable		10,403,665
Accrued liabilities		5,722,470
Lease obligation		222,583
Long-term debt		96,664
1-2 Years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Convertible debt	$ 4,983,236	2,097,127
Accounts payable
Accrued liabilities
Lease obligation		364,968
Long-term debt
Two To Five Years [Member]
IfrsStatementLineItems [Line Items]
Players liability account
Promissory notes payable
Convertible debt		6,939,941
Accounts payable
Accrued liabilities
Lease obligation
Long-term debt